Schedule of cost of inventories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Cost of goods sold	$ 11,921,857	$ 20,893,411
Loss on (reversal of) inventory valuation	11,324	(37,569)
Cost of inventories	$ 11,933,181	$ 20,855,842